Credit Facilities (Details) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Line Of Credit Facility [Line Items]
Outstanding Borrowing	$ 30,000	$ 20,000
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding Borrowing	16,000	11,500
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding Borrowing	$ 14,000	$ 8,500